Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of income taxes

The components of loss before income taxes were comprised of the following:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(901,038)	(2,521,503)	(1,864,603)
Malaysia	(34,374)	(40,623)	(30,040)
Loss before income taxes provision	(935,412)	(2,562,126)	(1,894,643)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD
Deferred tax assets:
Singapore	503,121	386,535	285,835
Malaysia	19,466	6,906	5,106

Less: valuation allowance
Singapore	(503,121)	(386,535)	(285,835)
Malaysia	(19,466)	(6,906)	(5,106)
Deferred tax assets	-	-	-